NOTE 12 – INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 1,246,974		$ 1,246,974		$ 871,681	$ 447,765
Net Income (Loss) Attributable to Parent	$ 1,169,662	$ 1,079,872	$ 1,769,767	$ 2,601,535	$ 3,608,097	$ 1,523,071